EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSS) PER SHARE
19.	EARNINGS/(LOSSES) PER SHARE
Basic earnings/(losses) per share and diluted earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2018	2019	2020
Numerator:
Net income/(loss) attributable to Trip’s shareholders	1,112	7,011	(3,247)
Eliminate the dilutive effect of interest expense of convertible notes	—	373	—

Numerator for diluted earnings per share	1,112	7,384	(3,247)

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	68,403,426	70,983,996	75,111,026
Dilutive effect of share options	2,521,197	1,976,959	—
Dilutive effect of convertible notes	—	7,283,059	—

Denominator for diluted earnings per ordinary share	70,924,623	80,244,014	75,111,026

Basic earnings/(losses) per ordinary share	16.25	98.78	(43.21)

Diluted earnings / (losses) per ordinary share	15.67	92.02	(43.21)

Basic earnings/(losses) per ADS	2.03	12.35	(5.40)

Diluted earnings/(losses) per ADS	1.96	11.50	(5.40)

All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2020. All the convertible senior notes were included in the computation of diluted EPS in 2019. All the convertible senior notes had antidilutive impact and were excluded in the computation of diluted EPS in 2018.

For the years ended December 31, 2018, 2019 and 2020, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(losses) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2018	2019	2020
Convertible Notes	9,604,548	—	3,487,017
Outstanding weighted average stock options	2,521,197	1,976,959	1,554,182

	12,125,745	1,976,959	5,041,199